Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Deferred revenue
Current portion	$ 47,026	¥ 323,690		¥ 257,692
Non-current portion	228,030	1,569,579		1,321,239
Total current and non-current deferred revenue	275,056	1,893,269		1,578,931
Payments by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	18,869	129,880		96,857
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	$ 256,187	¥ 1,763,389	$ 215,318	¥ 1,482,074	¥ 1,232,243	¥ 926,756